Expense Example, No Redemption - ClassACS - DWS Money Market Prime Series	Dec. 01, 2020 USD ($)
DWS Cash Investment Trust Class A
Expense Example, No Redemption:
1 Year	$ 84
3 Years	262
5 Years	455
10 Years	1,014
DWS Cash Investment Trust Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,834
DWS Cash Investment Trust Class S
Expense Example, No Redemption:
1 Year	58
3 Years	187
5 Years	327
10 Years	$ 736